Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
April 30, 2024
RW34-NPRT3-0624
1.858598.116
Domestic Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	10,062	174,568
Fidelity Series Commodity Strategy Fund (a)	533	51,682
Fidelity Series Large Cap Growth Index Fund (a)	5,401	110,402
Fidelity Series Large Cap Stock Fund (a)	5,439	116,774
Fidelity Series Large Cap Value Index Fund (a)	13,613	208,693
Fidelity Series Small Cap Core Fund (a)	168	1,863
Fidelity Series Small Cap Opportunities Fund (a)	3,561	51,142
Fidelity Series Value Discovery Fund (a)	5,076	77,308
TOTAL DOMESTIC EQUITY FUNDS (Cost $605,132)		792,432

International Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,424	50,983
Fidelity Series Emerging Markets Fund (a)	7,422	64,798
Fidelity Series Emerging Markets Opportunities Fund (a)	14,522	259,370
Fidelity Series International Growth Fund (a)	7,189	126,747
Fidelity Series International Index Fund (a)	3,999	48,271
Fidelity Series International Small Cap Fund (a)	5,011	84,039
Fidelity Series International Value Fund (a)	10,382	127,698
Fidelity Series Overseas Fund (a)	9,425	127,140
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $739,695)		889,046

Bond Funds - 66.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,307	851,983
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,597	166,769
Fidelity Series Corporate Bond Fund (a)	51,866	464,720
Fidelity Series Emerging Markets Debt Fund (a)	3,872	29,774
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,085	9,536
Fidelity Series Floating Rate High Income Fund (a)	637	5,741
Fidelity Series Government Bond Index Fund (a)	78,028	692,112
Fidelity Series High Income Fund (a)	3,699	30,813
Fidelity Series International Credit Fund (a)	300	2,377
Fidelity Series International Developed Markets Bond Index Fund (a)	26,580	225,926
Fidelity Series Investment Grade Bond Fund (a)	71,157	688,087
Fidelity Series Investment Grade Securitized Fund (a)	52,376	448,861
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,611	161,930
Fidelity Series Real Estate Income Fund (a)	583	5,601
TOTAL BOND FUNDS (Cost $4,275,991)		3,784,230

Short-Term Funds - 3.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	41,825	41,825
Fidelity Series Short-Term Credit Fund (a)	3,712	36,341
Fidelity Series Treasury Bill Index Fund (a)	12,273	121,874
TOTAL SHORT-TERM FUNDS (Cost $200,616)		200,040

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,821,434)	5,665,748
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,310)
NET ASSETS - 100.0%	5,663,438

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	913,699	124,038	191,044	21,132	(7,836)	13,126	851,983
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	205,342	11,257	37,294	5,853	(10,189)	(2,347)	166,769
Fidelity Series Blue Chip Growth Fund	158,062	35,799	44,717	852	(2,140)	27,564	174,568
Fidelity Series Canada Fund	58,763	6,434	14,639	1,729	3,128	(2,703)	50,983
Fidelity Series Commodity Strategy Fund	47,955	16,579	10,278	1,821	(894)	(1,680)	51,682
Fidelity Series Corporate Bond Fund	483,851	70,049	82,042	14,896	(5,800)	(1,338)	464,720
Fidelity Series Emerging Markets Debt Fund	32,880	2,615	6,192	1,458	(727)	1,198	29,774
Fidelity Series Emerging Markets Debt Local Currency Fund	11,156	1,392	2,049	679	(199)	(764)	9,536
Fidelity Series Emerging Markets Fund	70,089	18,322	23,048	1,622	(2,317)	1,752	64,798
Fidelity Series Emerging Markets Opportunities Fund	303,349	55,652	93,816	7,489	(8,092)	2,277	259,370
Fidelity Series Floating Rate High Income Fund	6,448	911	1,637	438	20	(1)	5,741
Fidelity Series Government Bond Index Fund	703,521	119,037	110,266	15,437	(9,498)	(10,682)	692,112
Fidelity Series Government Money Market Fund 5.4%	113,784	15,183	87,142	3,025	-	-	41,825
Fidelity Series High Income Fund	34,568	2,519	6,415	1,544	(908)	1,049	30,813
Fidelity Series International Credit Fund	2,232	78	-	77	-	67	2,377
Fidelity Series International Developed Markets Bond Index Fund	250,310	22,187	45,414	7,651	(4,687)	3,530	225,926
Fidelity Series International Growth Fund	148,236	17,057	45,052	1,669	2,387	4,119	126,747
Fidelity Series International Index Fund	56,036	5,779	14,244	1,375	1,558	(858)	48,271
Fidelity Series International Small Cap Fund	46,495	50,967	20,471	3,106	(342)	7,390	84,039
Fidelity Series International Value Fund	149,252	12,333	42,425	4,155	4,642	3,896	127,698
Fidelity Series Investment Grade Bond Fund	718,888	105,456	116,504	21,318	(14,268)	(5,485)	688,087
Fidelity Series Investment Grade Securitized Fund	488,006	61,733	84,111	14,081	(9,990)	(6,777)	448,861
Fidelity Series Large Cap Growth Index Fund	99,840	23,256	24,400	569	4,640	7,066	110,402
Fidelity Series Large Cap Stock Fund	110,718	28,028	30,883	5,399	3,244	5,667	116,774
Fidelity Series Large Cap Value Index Fund	205,725	60,813	62,097	7,455	6,778	(2,526)	208,693
Fidelity Series Long-Term Treasury Bond Index Fund	258,683	50,655	126,697	5,948	(47,376)	26,665	161,930
Fidelity Series Overseas Fund	148,400	15,680	43,448	2,124	6,568	(60)	127,140
Fidelity Series Real Estate Income Fund	8,943	534	3,764	367	(331)	219	5,601
Fidelity Series Short-Term Credit Fund	76,378	2,621	43,752	1,515	(841)	1,935	36,341
Fidelity Series Small Cap Core Fund	555	1,494	156	8	18	(48)	1,863
Fidelity Series Small Cap Opportunities Fund	50,622	8,953	11,377	488	758	2,186	51,142
Fidelity Series Treasury Bill Index Fund	316,813	51,343	246,018	8,839	(1,077)	813	121,874
Fidelity Series Value Discovery Fund	75,895	22,058	20,268	3,472	1,741	(2,118)	77,308
	6,355,494	1,020,812	1,691,660	167,591	(92,030)	73,132	5,665,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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